ACCUMULATED OTHER COMPREHENSIVE LOSS - Components of Accumulated Other Comprehensive Loss, Net of Tax (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 02, 2018	Feb. 03, 2017
AOCI [Roll Forward]
Balance, beginning of period	$ 20,578
Other comprehensive income (loss) before reclassifications	587	$ (232)
Amounts reclassified from accumulated other comprehensive loss	136	(42)
Total other comprehensive income (loss), net of tax expense (benefit) of $12, $(3), and $(8), respectively	723	(274)
Less: Change in comprehensive income (loss) attributable to non-controlling interests	(2)	(3)
Balance, end of period	17,485	20,578
Foreign Currency Translation Adjustments
AOCI [Roll Forward]
Balance, beginning of period	(612)	(358)
Balance, end of period	179	(612)
Foreign Currency Translation Adjustments Including Portion Attributable to Noncontrolling Interest [Member]
AOCI [Roll Forward]
Other comprehensive income (loss) before reclassifications	791	(254)
Amounts reclassified from accumulated other comprehensive loss	0	0
Total other comprehensive income (loss), net of tax expense (benefit) of $12, $(3), and $(8), respectively	791	(254)
Foreign Currency Translation Adjustments Attributable to Noncontrolling Interest
AOCI [Roll Forward]
Less: Change in comprehensive income (loss) attributable to non-controlling interests	0	0
Investments
AOCI [Roll Forward]
Balance, beginning of period	(13)	0
Balance, end of period	22	(13)
Investments Including Portion Attributable to Noncontrolling Interest
AOCI [Roll Forward]
Other comprehensive income (loss) before reclassifications	31	(17)
Amounts reclassified from accumulated other comprehensive loss	2	1
Total other comprehensive income (loss), net of tax expense (benefit) of $12, $(3), and $(8), respectively	33	(16)
Investments Attributable to Noncontrolling Interests
AOCI [Roll Forward]
Less: Change in comprehensive income (loss) attributable to non-controlling interests	(2)	(3)
Cash Flow Hedges
AOCI [Roll Forward]
Balance, beginning of period	11	34
Balance, end of period	(103)	11
Cash Flow Hedges Including Portion Attributable to Noncontrolling Interests
AOCI [Roll Forward]
Other comprehensive income (loss) before reclassifications	(248)	20
Amounts reclassified from accumulated other comprehensive loss	134	(43)
Total other comprehensive income (loss), net of tax expense (benefit) of $12, $(3), and $(8), respectively	(114)	(23)
Cash Flow Hedges Attributable to Noncontrolling Interests
AOCI [Roll Forward]
Less: Change in comprehensive income (loss) attributable to non-controlling interests	0	0
Pension and Other Postretirement Plans
AOCI [Roll Forward]
Balance, beginning of period	19	0
Balance, end of period	32	19
Pension and Other Postretirement Plans Including Portion Attributable to Noncontrolling Interest
AOCI [Roll Forward]
Other comprehensive income (loss) before reclassifications	13	19
Amounts reclassified from accumulated other comprehensive loss	0	0
Total other comprehensive income (loss), net of tax expense (benefit) of $12, $(3), and $(8), respectively	13	19
Pension and Other Postretirement Plans Attributable to Noncontrolling Interests
AOCI [Roll Forward]
Less: Change in comprehensive income (loss) attributable to non-controlling interests	0	0
Accumulated Other Comprehensive Loss
AOCI [Roll Forward]
Balance, beginning of period	(595)	(324)
Balance, end of period	$ 130	$ (595)